Business segment information	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Business segment information
19	Business segment information

(a)	The Company is organized based on the products it offers. Under this organizational structure, the Company’s operations can be classified into three business segments, Scales, Pet Electronics Products and Others for the fiscal years ended March 31, 2016 and 2017.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications.  Revenue from scale products was 90% (2016: 93%) of overall revenue of the Company for the fiscal year ended March 31, 2017, and the Company expects that the revenue will decrease for the next 12 months as one of our major customers has discontinued purchasing from us effective June 2017.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications.  Revenue from pet electronics products was 9% (2016: 6%) of overall revenue of the Company for the fiscal year ended March 31, 2017, and the Company expects that the revenue from pet electronics products will continue to contribute a similar level of revenue for the next 12 months.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales and pet electronics products, and (ii) sales of scrap materials.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2015, 2016, and 2017:

	Year ended March 31,
Product Line	2015	2016	2017
Scales	89%	93%	90%
Pet Electronics Products	10%	6%	9%
Others	1%	1%	1%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

Summarized financial information by business segment as of March 31, 2015, 2016 and 2017 is as follows:

	Net sales	Operating income	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2015

Scales & Others	25,911	414	16,172	968	1,472
Pet Electronics Products	3,033	48	1,893	114	173
Total operating segments	28,944	462	18,065	1,082	1,645
Corporate	-	-	7,712	294	-
Group	28,944	462	25,777	1,376	1,645

2016

Scales & Others	22,378	3,094	14,896	981	880
Pet Electronics Products	1,514	208	1,002	66	59
Total operating segments	23,892	3,302	15,898	1,047	939
Corporate	-	-	7,123	288	-
Group	23,892	3,302	23,021	1,335	939

2017

Scales & Others	15,814	2,865	12,782	947	262
Pet Electronics Products	1,662	301	1,343	99	27
Total operating segments	17,476	3,166	14,125	1,046	289
Corporate	-	-	6,841	271	-
Group	17,476	3,166	20,966	1,317	289

Operating income by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues.  Identifiable assets by segment are those assets that are used in the operation of that segment.  Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, intangible assets, and other identifiable assets not related specifically to individual segments.

(b)	The Company primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong, and the PRC.

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2016	2017
	$ in thousands	$ in thousands
Hong Kong	1,159	1,126
The PRC	10,558	9,168

Total property, plant and equipment	11,717	10,294

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2015, 2016 and 2017:

	Year ended March 31,
	2015		2016		2017
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	21,271	73	14,062	59	10,356	59
Germany	6,210	22	4,568	19	2,797	16
Netherlands	0	0	1,901	8	2,299	13

	27,481	95	20,531	86	15,452	88

(d)	The following is a summary of net export sales by customers, constituting 10% or more of total sales of the Company for the years ended March 31, 2015, 2016 and 2017:

		Year Ended March 31,
		2015		2016		2017
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Fitbit, Inc.	Scales	10,593	37	14,145	59	8.472	48
Kern + Sohn GMBH	Scales	5,424	19	3,874	16	2,729	16
Pitney Bowes Inc.	Scales	2,476	8	1,969	8	2,435	14
Sunbeam Products, Inc.	Scales & Pet Electronics Products	6,879	24	1,738	7	1,563	9

		25,372	88	21,726	90	15,199	87